Segment Reporting - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 2,241,674	$ 1,973,968
Due from affiliates, current	2,804	5,230
Cash and cash equivalents	830,569	511,888	$ 391,464	$ 206,926
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Current	22,000	0
Segment Reporting Information [Line Items]
Segment, Expenditure, Addition to Long-Lived Assets	$ 2,995	4,841
Number of Operating Segments | segment	2
Number of Reportable Segments | segment	2
Operating Segments | Tankers [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 1,341,547	1,416,789
Operating Segments | Marines Services and Other
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	44,754	40,061
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment
Segment Reporting, Asset Reconciling Item [Line Items]
Due from affiliates, current	2,804	5,230
Cash and cash equivalents	830,569	511,888
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Current	$ 22,000	$ 0